Tax matters - Income tax (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense
Tax expense for current year	$ 12,162	$ 3,777	$ 7,496
Deferred tax expense (benefit)
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(3,998)	1,189	(1,270)
Total Income Tax	$ 8,164	$ 4,966	$ 6,226